LEASES - Balance sheet information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022
Assets
Operating lease - ROU assets	$ 806	$ 941
Liabilities
Operating lease liabilities	198
Operating lease liabilities	668
Total	866	$ 941
Depreciation expenses for ROU recognized	$ 134
Weighted average incremental borrowing rate	2.51%
Weighted average remaining lease term	51 months